ORGANIZATION AND BASIS OF PRESENTATION (Textual) (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Stock Issued During Period, Shares, New Issues			10,000,000
American Depositary Shares [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Stock Issued During Period, Shares, New Issues			5,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage Of Entity Revenue	94.00%	92.00%	94.00%